Cash and Deposits with Financial Institutions - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Mandatory Reserve Deposits At Central Banks [abstract]
Cash balances required to maintain with central banks, other regulatory authorities and certain counterparties	$ 5,322	$ 5,758